Investment securities and other investments - Summary of carrying values and fair values of the investment securities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment securities and other investments
Cost	¥ 10,142,075	¥ 27,984,951
Cumulative gross unrealized gains	31,583	6,315,329
Cumulative gross unrealized Losses	(1,067,079)	(19,116,829)
Foreign currency translation adjustments	197,138	(427,702)
Fair Value	9,303,717	14,755,749
Unrealized gain		8,351,108
Unrealized loss	6,221,463
Realized gain	5,998
Listed equity securities
Investment securities and other investments
Cost	7,561,289	7,661,212
Cumulative gross unrealized gains		6,300,946
Cumulative gross unrealized Losses	(1,067,079)	(394,796)
Foreign currency translation adjustments	231,556	(224,416)
Fair Value	6,725,766	13,342,946
Investee A
Investment securities and other investments
Cost	600,000	600,000
Cumulative gross unrealized Losses	(206,442)	(254,758)
Foreign currency translation adjustments	0
Fair Value	393,558	345,242
Investee B
Investment securities and other investments
Cost	6,518,202	6,751,890
Cumulative gross unrealized gains		5,573,162
Cumulative gross unrealized Losses	(648,302)
Foreign currency translation adjustments	198,536	(225,456)
Fair Value	6,068,436	12,099,596
Others
Investment securities and other investments
Cost	443,087	309,322
Cumulative gross unrealized gains		727,784
Cumulative gross unrealized Losses	(212,335)	(140,038)
Foreign currency translation adjustments	33,020	1,040
Fair Value	263,772	898,108
Debt investments
Investment securities and other investments
Cost	2,580,786	20,323,739
Cumulative gross unrealized gains	31,583	14,383
Cumulative gross unrealized Losses		(18,722,033)
Foreign currency translation adjustments	(34,418)	(203,286)
Fair Value	2,577,951	1,412,803
Convertible Note of Chengxin
Investment securities and other investments
Cost		19,563,591
Cumulative gross unrealized Losses		(18,691,719)
Foreign currency translation adjustments		(198,515)
Fair Value		673,357
Structured notes under fair value option
Investment securities and other investments
Cost	1,769,255
Cumulative gross unrealized gains	13,973
Foreign currency translation adjustments	(28,219)
Fair Value	1,755,009
Other debt investments under fair value option
Investment securities and other investments
Cost	811,531	760,148
Cumulative gross unrealized gains	17,610	14,383
Cumulative gross unrealized Losses		(30,314)
Foreign currency translation adjustments	(6,199)	(4,771)
Fair Value	¥ 822,942	¥ 739,446